Derivative Instruments and Hedging Activities	9 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities	Derivative Instruments and Hedging Activities

The Partnership uses derivative instruments in accordance with its overall risk management policy.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts.

As at September 30, 2019, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Average Contract Rate (1)	Fair Value / Carrying Amount of Asset (Liability) $	Expected Maturity 2019 $	Expected Maturity 2020 $
Euro	9,240	0.86	(535)	3,952	6,750

(1) Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Partnership entered into cross currency swaps concurrently with the issuance of its NOK-denominated senior unsecured bonds (see Note 8), and pursuant to these swaps, the Partnership receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2020, 2021 and 2023, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross currency swaps as at September 30, 2019.

		Floating Rate Receivable
Principal Amount NOK (in thousands)	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
1,000,000	134,000	NIBOR	3.70%	5.92%	(24,532)	0.6
1,200,000	146,500	NIBOR	6.00%	7.72%	(15,474)	2.1
850,000	102,000	NIBOR	4.60%	7.89%	(14,881)	3.9
					(54,887)

Interest Rate Risk

The Partnership enters into interest rate swaps which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on certain of its outstanding floating-rate debt. As at September 30, 2019, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	118,750	(19,306)	9.3	5.2%
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	21,423	(245)	1.8	2.8%
U.S. Dollar-denominated interest rate swaps (iii) (iv)	LIBOR	117,681	794	5.0	1.4%
U.S. Dollar-denominated interest rate swaps (iii) (iv)	LIBOR	321,974	(21,915)	1.3	3.4%
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	175,331	(6,502)	7.2	2.3%
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	75,352	(9,044)	3.9	3.8%
			(56,218)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at September 30, 2019, ranged from 0.30% to 3.25%.

(ii)	Principal amount reduces semi-annually.

(iii)	These interest rate swaps are subject to mandatory early termination in 2020, 2021 and 2024 whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reduces quarterly.

As at September 30, 2019, the Partnership had multiple interest rate swaps, cross currency swaps and foreign currency forward contracts with the same counterparty that are subject to the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these derivative instruments is presented on a gross basis in the Partnership’s consolidated balance sheets. As at September 30, 2019, these interest rate swaps, cross currency swaps and foreign currency forward contracts had an aggregate fair value asset of $0.8 million (December 31, 2018 – $3.2 million) and an aggregate fair value liability of $93.1 million (December 31, 2018 – $53.6 million). As at September 30, 2019, the Partnership had $14.5 million (December 31, 2018 – $6.8 million) on deposit as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash – current and long-term on the Partnership's consolidated balance sheets.

Credit Risk

The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Other Derivatives

The Partnership's agreement with Teekay Corporation relating to the Toledo Spirit, as described in Note 3a, ended in January 2019 concurrently with the termination of the Toledo Spirit time-charter contract (see Note 10c). This agreement had a fair value of $1.1 million as at December 31, 2018.

The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable/Advances to affiliates $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at September 30, 2019
Interest rate swap agreements	29	464	301	(1,785)	(10,072)	(45,155)
Foreign currency forward contracts	—	—	—	—	(535)	—
Cross currency swap agreements	—	—	—	(660)	(26,916)	(27,311)
	29	464	301	(2,445)	(37,523)	(72,466)
As at December 31, 2018
Interest rate swap agreements	188	795	2,362	(2,729)	(6,875)	(31,358)
Cross currency swap agreements	—	—	—	(713)	(4,729)	(23,680)
Toledo Spirit time-charter derivative	1,021	40	—	—	—	—
	1,209	835	2,362	(3,442)	(11,604)	(55,038)

Realized and unrealized (losses) gains relating to non-designated interest rate swap agreements, interest rate swaption agreements, and the Toledo Spirit time-charter derivative are recognized in earnings and reported in realized and unrealized (loss) gain on non-designated derivative instruments in the Partnership’s consolidated statements of income. The effect of the (loss) gain on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Three Months Ended September 30,
	2019			2018
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(2,621)	(215)	(2,836)	(3,062)	19,278	16,216
Interest rate swap agreements termination	—	—	—	(13,681)	—	(13,681)
Foreign currency forward contracts	—	(434)	(434)	—	—	—
Toledo Spirit time-charter derivative	—	—	—	1,689	(1,709)	(20)
	(2,621)	(649)	(3,270)	(15,054)	17,569	2,515

	Nine Months Ended September 30,
	2019			2018
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(7,398)	(9,740)	(17,138)	(11,850)	38,698	26,848
Interest rate swap agreements termination	—	—	—	(13,681)	—	(13,681)
Interest rate swaption agreements	—	—	—	—	2	2
Foreign currency forward contracts	—	(535)	(535)	—	—	—
Toledo Spirit time-charter derivative	—	(40)	(40)	2,148	(499)	1,649
	(7,398)	(10,315)	(17,713)	(23,383)	38,201	14,818

Realized and unrealized (losses) gains relating to cross currency swap agreements are recognized in earnings and reported in foreign currency exchange gain (loss) in the Partnership’s consolidated statements of income. The effect of the (loss) gain on these derivatives on the Partnership's consolidated statements of income is as follows:

	Three Months Ended September 30,
	2019			2018
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross currency swap agreements	(1,431)	(23,759)	(25,190)	(1,744)	43,966	42,222
Cross-currency swap agreements termination	—	—	—	(42,271)	—	(42,271)
	(1,431)	(23,759)	(25,190)	(44,015)	43,966	(49)

	Nine Months Ended September 30,
	2019			2018
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross currency swap agreements	(3,952)	(25,818)	(29,770)	(4,926)	49,734	44,808
Cross-currency swap agreements termination	—	—	—	(42,271)	—	(42,271)
	(3,952)	(25,818)	(29,770)	(47,197)	49,734	2,537

For the periods indicated, the following table presents the gains or losses on interest rate swap agreements designated and qualifying as cash flow hedges and their impact on other comprehensive (loss) income (or OCI). The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Three Months Ended September 30, 2019		Three Months Ended September 30, 2018
Amount of Loss Recognized in OCI (i) $	Amount of Gain Reclassified from Accumulated OCI to Interest Expense (i) $	Amount of Gain Recognized in OCI (effective portion) $	Amount of Gain (Loss) Reclassified from Accumulated OCI to Interest Expense (effective portion) $	Amount of Gain Recognized in Interest Expense (ineffective portion) $
(2,244)	22	1,437	37	—

Nine Months Ended September 30, 2019		Nine Months Ended September 30, 2018
Amount of Loss Recognized in OCI (i) $	Amount of Gain Reclassified from Accumulated OCI to Interest Expense (i) $	Amount of Gain Recognized in OCI (effective portion) $	Amount of Gain (Loss) Reclassified from Accumulated OCI to Interest Expense (effective portion) $	Amount of Gain Recognized in Interest Expense (ineffective portion) $
(9,646)	430	6,527	(211)	740

(i)
See Note 2 – adoption of ASU 2017-12